DELAWARE GROUP
----------------------------------------
PREMIUM FUND
----------------------------------------
REIT SERIES
----------------------------------------
SMALL CAP VALUE SERIES
----------------------------------------











SEMI-ANNUAL REPORT
----------------------------------------
JUNE 30, 1999

















DELAWARE(SM)
INVESTMENTS
-------------------
Philadelphia o London

July 20, 1999

Dear Policy Holder:

During the first half of 1999, investors started paying closer attention to less-expensive international stocks. As countries like Brazil and Japan showed signs of turning the corner, the dominance of growth investments began to wane, benefiting many value stocks. Regardless, international and global equity investments delivered positive returns for the first six months of fiscal 1999.

                                                              Six-Month Returns
                                                             Ended June 30, 1999
Standard & Poor's 500 Index                                       +12.38%
Morgan Stanley Europe, Australia, Far East (EAFE) Index            +4.11%
Morgan Stanley World Index                                         +8.69%

Performance quoted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. Past performance does not guarantee future results. The indexes are unmanaged and assume no management fees or expenses. The Standard & Poor's 500 Index is composed of 500 large U.S. company stocks, while the Morgan Stanley EAFE Index consists of international equity stocks. The unmanaged Morgan Stanley World Index includes U.S. market performance as well as international equity performance. All returns stated in U.S. dollars. A direct investment in an unmanaged index is not possible.

   The United States' Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time during the first six months of our fiscal year. While many on Wall Street heralded these milestones, it is important to recognize that large "blue chip" companies primarily drove the run-up of these indexes, while medium size and smaller stocks have remained on the sidelines. Key factors, however, that led to the narrow market of the last three to four years appeared to be changing. We believe this change has been spurred by improved international economic growth. Anecdotal evidence and official government statistics from virtually all corners of the globe point to economic recovery.

   Growing investor confidence in the recovery of many worldwide economies boosted the performance of foreign commodity issues, including oil, utility and paper companies. Rising demand from recovering world markets and the intervention of OPEC, an intergovernmental organization working to bring stability to the petroleum market, contributed to higher oil prices.

   During the first quarter of '99, Japan's economy, the world's second largest, grew 1.9%, reversing a trend of five consecutive quarters of contraction (source: Bloomberg). Despite this encouraging news, we still believe the road to economic recovery in Japan will be long and difficult. We will continue to monitor the progress of economic recovery in Japan, while searching for select companies that we think offer reasonably priced stocks.

   In the coming months, we believe the international market will be relatively more stable. The United Kingdom, in our opinion, offers significant promise for investors, although we believe that the Sterling, the country's currency, is slightly overvalued. We also continue to see value in Australia and New Zealand, which have benefited from growing investor interest in commodity-based stocks.

   After a tumultuous period like we have encountered recently, it is important to remember that your annuity is a long-term investment that requires patience and a long-term perspective. If your annuity is well diversified among a variety of asset classes, you should be well positioned for whatever opportunities the international market brings for the remainder of the year. We thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                         /s/ David K. Downes
---------------------------                ------------------------------------
Wayne A. Stork                             David K. Downes
Director of the Fund                       President and Chief Executive Officer
Chairman, Delaware Investments             Delaware Investments Family of Funds
 Family of Funds

Delaware Group Premium Fund, Inc.-REIT Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                       Number of    Market
                                        Shares      Value
 COMMON STOCK-95.44%
 Hotels/Diversified REITs-11.81%
*Catellus Development ...........       21,700   $  336,350
 Franchise Finance ..............        9,400      206,800
 Glenborough Realty Trust .......        7,000      122,500
 Starwood Hotels & Resorts Trust        13,370      408,621
                                                  ---------
                                                  1,074,271
                                                  ---------
 Mall REITs-5.29%
 General Growth Properties ......        4,350      154,425
*Macerich .......................        3,300       86,625
 Simon Property Group ...........        9,450      239,794
                                                  ---------
                                                    480,844
                                                  ---------
 Manufactured Housing REITs-7.94%
 Chateau Communities ............       12,060      361,046
 Sun Communities ................       10,160      360,680
                                                  ---------
                                                    721,726
                                                  ---------
 Multifamily REITs-14.93%
 Apartment Investment
   & Management .................        8,410      359,527
 AvalonBay Communities ..........       10,473      387,505
 Essex Property Trust ...........        9,160      324,035
 Grove Property Trust ...........       22,050      286,650
                                                  ---------
                                                  1,357,717
                                                  ---------
 Office/Industrial REITs-40.77%
 Alexandria Real Estate Equities        12,170      380,312
 AMB Property ...................       10,990      258,265
 Cabot Industrial Trust .........       15,000      318,750

----------
Top 10 stock holdings, representing 40.08% of net assets, are in bold.

                                       Number of    Market
                                        Shares      Value
COMMON STOCK (Continued)
Office/Industrial REITs (Continued)
CarrAmerica Realty .............       10,280   $  257,000
Duke Realty Investments ........       13,500      304,594
Equity Office Properties Trust .       13,690      350,806
Liberty Property Trust .........        8,360      207,955
Prentiss Properties Trust ......       11,880      279,180
Reckson Associates Realty ......       14,890      349,915
SL Green Realty ................       16,890      345,189
Spieker Properties .............        8,115      315,471
Trizec Hahn ....................       16,700      340,263
                                                 ---------
                                                 3,707,700
                                                 ---------
Retail Strip Center REITs-10.94%
First Washington Realty Trust ..       10,400      243,100
JDN Realty .....................       12,870      287,966
Kimco Realty ...................        6,000      234,750
Pan Pacific Retail Properties ..       11,790      229,168
                                                 ---------
                                                   994,984
                                                 ---------
Self Storage REITs-3.76%
Public Storage .................       12,200      341,600
                                                 ---------
                                                   341,600
                                                 ---------
Total Common Stock
(cost $8,407,880) ..............      346,608    8,678,842
                                                 ---------


                                                                          REIT-1

REIT Series
Statement of Net Assets (Continued)


                                                         Principal    Market
                                                          Amount      Value
REPURCHASE AGREEMENTS-4.88%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $77,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $78,227 and $33,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $33,245 and $38,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $39,596)...........................      $148,000    $148,000
With J.P. Morgan 4.70% 7/1/99
   (dated 6/30/99 collateralized by $39,000
   U.S. Treasury Notes 5.50% due 1/31/03,
   market value $38,912 and $27,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $26,654 and $39,000
   U.S. Treasury Notes 6.25% due 8/31/02,
   market value $39,717 and $43,000
   U.S. Treasury Notes 6.375% due 8/15/02,
   market value $44,149)...........................       146,000     146,000


                                                         Principal    Market
                                                          Amount      Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by $39,000
   U.S. Treasury Notes 5.625% due 11/30/00,
   market value $38,693 and $77,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $77,081 and $36,000
   U.S. Treasury Notes 7.125% due 2/29/00,
   market value $37,646)...........................      $150,000    $150,000
                                                                     --------
Total Repurchase Agreements
   (cost $444,000).................................                   444,000
                                                                     --------




TOTAL MARKET VALUE OF SECURITIES-100.32% (Cost $8,851,880).......  $9,122,842

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.32%)..........     (29,011)
                                                                     --------

NET ASSETS APPLICABLE TO 970,119 SHARES ($.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $9.37 PER SHARE-100.00%............  $9,093,831
                                                                   ==========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series.......................................  $8,955,019
Undistributed net investment income..............................     173,440
Accumulated net realized loss on investments.....................    (305,590)
Net unrealized appreciation of investments.......................     270,962
                                                                   ----------
Total net assets.................................................  $9,093,831
                                                                   ==========

----------
* Non-income producing security for the six months ended June 30, 1999. Reit - Real Estate Investment Trust

                             See accompanying notes


                                                                          REIT-2

Delaware Group Premium Fund, Inc.-
REIT Series
Statement of Operations
Six Months Ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Dividends .............................   $ 192,659
Interest ..............................      12,045
                                          ---------
                                            204,704
                                          ---------

EXPENSES:
Management fees .......................      26,395
Reports and statements to shareholders        4,757
Accounting and administration .........       1,405
Custodian fees ........................         700
Taxes (other than taxes on income) ....         251
Dividend disbursing and transfer agent
   fees and expenses ..................         202
Directors' fees .......................         200
Registration fees .....................         130
Professional fees .....................         100
Other .................................         354
                                          ---------
                                             34,494

Less expenses absorbed or waived by
   Delaware Management Company ........      (5,115)
Less expenses paid indirectly .........         (81)
                                          ---------
Total Operating Expenses ..............      29,298
                                          ---------

NET INVESTMENT INCOME .................     175,406
                                          ---------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments ......    (129,579)
Net change in unrealized appreciation /
   depreciation of investments ........     374,361
                                          ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .....................     244,782
                                          ---------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $ 420,188
                                          =========

                             See accompanying notes

Delaware Group Premium Fund, Inc.- REIT
Series Statements of Changes in Net Assets

                                           Six Months        5/4/98*
                                          Ended 6/30/99        to
                                           (Unaudited)      12/31/98
                                          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .................   $   175,406    $   132,582
Net realized loss on investments ......      (129,579)      (176,011)
Net change in unrealized appreciation/
   depreciation of investments ........       374,361       (103,399)
                                          -----------    -----------
Net increase (decrease) in net assets
   resulting from operations ..........       420,188       (146,828)
                                          -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................      (134,548)            --
                                          -----------    -----------
                                             (134,548)            --
                                          -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .............     3,652,896      5,925,102
Net asset value of shares issued
   upon reinvestment of distributions
   from net investment income .........       134,548             --
                                          -----------    -----------
                                            3,787,444      5,925,102
                                          -----------    -----------

Cost of shares repurchased ............      (541,045)      (216,482)
Increase in net assets derived from
   capital share transactions .........     3,246,399      5,708,620
                                          -----------    -----------

NET INCREASE IN NET ASSETS ............     3,532,039      5,561,792
                                          -----------    -----------

NET ASSETS:
Beginning of period ...................     5,561,792             --
                                          -----------    -----------
End of period .........................   $ 9,093,831    $ 5,561,792
                                          ===========    ===========

----------
*Date of commencement of operations.

                             See accompanying notes



                                                                          REIT-3

Delaware Group Premium Fund, Inc.-REIT Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              Six Months
                                                                Ended       5/4/98(1)
                                                              6/30/99(2)       to
                                                             (Unaudited)    12/31/98
                                                              ---------    ----------
Net asset value, beginning of period ......................   $   9.100    $   10.000

Income (loss) from investment operations:
Net investment income .....................................       0.152         0.217
Net realized and unrealized gain (loss) on investments ....       0.118        (1.117)
                                                              ---------    ----------
Total from investment operations ..........................       0.270        (0.900)
                                                              ---------    ----------

Net asset value, end of period ............................   $   9.370    $    9.100
                                                              =========    ==========

Total return ..............................................       5.25%        (9.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $  9,094     $    5,562
Ratio of expenses to average net assets ...................      0.85%          0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........      1.00%          1.02%
Ratio of net investment income to average net assets ......      5.02%          6.42%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      4.87%          6.25%
Portfolio turnover ........................................        50%            39%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                          REIT-4

Delaware Group Premium Fund, Inc.-REIT Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the REIT Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The REIT Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $81 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, and 0.60% on the average daily net assets in excess of $2,500 million. Lincoln Investment Management, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-adviser to the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                                          REIT-5

REIT Series
Notes to Financial Statements (Continued)


At June 30,1999, the Series had liabilities payable to affiliates as follows:
                                       Dividend disbursing       Other
                          Investment     transfer agent,        expenses
                          management     accounting fees        payable
                        fee payable to  and other expenses       to DMC
                             DMC          payable to DSC      and affiliates
                        --------------  ------------------    --------------
                           $4,067              $308               $621

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases.......   $4,929,851
Sales ..........   $1,633,904

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                  Aggregate         Aggregate
                 Cost of          unrealized        unrealized   Net unrealized
               investments       appreciation      depreciation   appreciation
               -----------       ------------      ------------   ------------
               $8,851,880          $349,666          ($78,704)      $270,962

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                   Shares issued upon
                                                                    reinvestment of
                                                                distributions from net
                                                                   investment income
                                                                 and net realized gain      Shares          Net
                                                   Shares sold       on investments       repurchased     increase
                                                   -----------       --------------       -----------     --------
Period ended June 30, 1999 ..............            403,313              15,718            (60,312)       358,719
Period ended December 31, 1998*..........            636,299                  --            (24,899)       611,400

----------
**The REIT Series commenced operations on 5/4/98.


                                                                          REIT-6

Delaware Group Premium Fund Inc.-REIT Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - REIT Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                   Shares  Shares Voted
                                   Voted     Withheld
                                    For     Authority    Abstain
                                  -------   ---------    -------
Jeffrey J. Nick................   441,885     8,883         0
Walter P. Babich...............   443,738     7,030         0
John H. Durham.................   443,738     7,030         0
Anthony D. Knerr...............   443,738     7,030         0
Ann R. Leven...................   443,738     7,030         0
Thomas F. Madison..............   443,738     7,030         0
Charles E. Peck................   443,738     7,030         0
Wayne A. Stork.................   441,885     8,883         0
Jan L. Yeomans.................   444,287     6,481         0

2. To approve standardized fundamental investment restrictions (proposal) involves separate votes on seven sub-proposals 3A-3G).

2A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         384,388       20,790      45,590

2B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         414,136       22,775      13,857

2C. To adopt a new fundamental investment restriction concerning underwriting.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         381,475       23,344      45,949

2D. To adopt a new fundamental investment restriction concerning investments in real estate.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         381,898       22,956      45,915

2D. To adopt a new fundamental investment restriction concerning investments in commodities.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         410,855       24,809      15,105

2F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         385,838       53,587      11,343

2G. To reclassify all current fundamental investment restrictions as non-fundamental.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         413,059       22,256      15,454

3. To approve a new investment management agreement with Delaware Management Company.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         412,199       21,855      16,715

4. To approve a new Sub-Advisory Agreement.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         419,899       20,980       9,889

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         438,772        4,010       7,986

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         411,315       21,403      18,051


                                                                          REIT-7

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK-94.92%
 Aerospace & Defense-0.66%
 Cordant Technologies ....................             15,000        $   677,812
                                                                      ----------
                                                                         677,812
                                                                      ----------
 Automobiles & Automotive Parts-7.93%
 Arvin Industries ........................             37,500          1,420,312
 Borg-Wagner Automotive ..................             41,408          2,277,440
 CLARCOR .................................             52,750          1,012,140
 Federal Signal ..........................             68,900          1,459,819
 Harsco ..................................             25,300            809,600
 Smith (A.O.) ............................             43,450          1,200,306
                                                                      ----------
                                                                       8,179,617
                                                                      ----------
 Banking, Finance & Insurance-14.71%
*Avis Rent-A-Car .........................             61,400          1,788,275
 Enhance Financial Services Group ........             66,200          1,307,450
 Everest Re Holdings .....................             32,400          1,057,050
*Farm Family Holdings ....................             29,300          1,001,694
*Financial Federal .......................             49,950          1,098,900
 Horace Mann Educators ...................             71,600          1,946,625
 Liberty Financial Companies .............             28,800            835,200
 North Fork Bancorporation ...............             83,650          1,782,790
 Peoples Heritage Financial Group ........            100,800          1,899,450
 Radian Group ............................             18,000            878,625
 Westamerica Bancorporation ..............             43,000          1,568,156
                                                                      ----------
                                                                      15,164,215
                                                                      ----------
 Buildings & Materials-4.16%
 D.R. Horton .............................             85,300          1,418,112
*Griffon .................................             81,800            639,062
*Jacobs Engineering Group ................             50,800          1,930,400
*Toll Brothers ...........................             14,200            304,413
                                                                      ----------
                                                                       4,291,987
                                                                      ----------
 Cable, Media & Publishing-1.22%
*World Color Press .......................             45,900          1,262,250
                                                                      ----------
                                                                       1,262,250
                                                                      ----------
 Chemicals-5.46%
 Crompton & Knowles ......................             43,900            858,794
 Hanna (M.A.) ............................             60,100            987,894
 OM Group ................................             31,300          1,079,850
*Scotts ..................................             56,700          2,700,337
                                                                      ----------
                                                                       5,626,875
                                                                      ----------
 Computers & Technology-4.12%
*Etec Systems ............................             33,200          1,099,750
*Metamor Worldwide .......................             17,200            412,800
*Metro Information Services ..............             26,800            443,875
*Synopsys ................................             41,500          2,288,984
                                                                      ----------
                                                                       4,245,409
                                                                      ----------
 Energy-6.97%
*BJ Services .............................             25,600            753,600
 Nicor ...................................             44,300          1,686,169
 NUI .....................................             26,900            669,138
*Ocean Energy ............................             77,600            746,900
*Oceaneering International ...............             71,100          1,146,487

----------
Top 10 stock holdings, representing 22.16% of net assets, are in bold.

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Energy (Continued)
*Santa Fe Snyder ...........................            81,400        $  620,675
 Valero Energy .............................            36,000           771,750
*Weatherford International .................            21,500           787,437
                                                                      ----------
                                                                       7,182,156
                                                                      ----------
 Food, Beverage & Tobacco-4.81%
 Corn Products .............................            45,400         1,381,862
*Suiza Foods ...............................            33,200         1,390,250
 Universal Foods ...........................           103,500         2,186,437
                                                                      ----------
                                                                       4,958,549
                                                                      ----------
 Healthcare & Pharmaceuticals-2.22%
*Trigon Healthcare .........................            62,900         2,287,988
                                                                      ----------
                                                                       2,287,988
                                                                      ----------
 Industrial Machinery-6.24%
 Columbus McKinnon .........................            37,900           900,125
 Hussmann International ....................            59,900           992,094
 IDEX ......................................            37,850         1,244,319
 Milacron ..................................            57,700         1,067,450
 Regal-Beloit ..............................            42,600         1,006,425
 Varian Medical Systems ....................            48,600         1,227,150
                                                                      ----------
                                                                       6,437,563
                                                                      ----------
 Metals & Mining-2.91%
*Bethlehem Steel ...........................            78,900           606,544
 LTV .......................................            93,400           624,613
*Mueller Industries ........................            33,300         1,130,119
 Watts Industries ..........................            33,100           635,106
                                                                      ----------
                                                                       2,996,382
                                                                      ----------
 Paper & Forest Products-2.46%
 Caraustar Industries ......................            32,600           802,775
 Chesapeake ................................            16,900           632,694
 Rayonier ..................................            22,200         1,105,837
                                                                      ----------
                                                                       2,541,306
                                                                      ----------
 Real Estate-9.26%
 Cabot Industrial Trust ....................            61,100         1,298,375
 Chateau Communities .......................            24,215           724,936
 Duke-Weeks Realty .........................            47,300         1,067,206
 Kilroy Realty .............................            35,900           872,819
 MeriStar Hospitality ......................            46,345         1,039,866
 New Plan Excel Realty Trust ...............            45,480           818,640
 Pan Pacific Retail Properties .............            56,700         1,102,106
 Prentiss Properties Trust .................            53,000         1,245,500
 Reckson Associates Realty .................            58,800         1,381,800
                                                                      ----------
                                                                       9,551,248
                                                                      ----------
 Retail-7.70%
*BJ's Wholesale Club .......................            80,800         2,429,050
 Casey's General Stores ....................            78,700         1,178,041
 Pier 1 Imports ............................           129,300         1,454,625
*Zale ......................................            72,000         2,880,000
                                                                      ----------
                                                                       7,941,716
                                                                      ----------
 Telecommunications-0.70%
*Brightpoint ...............................           119,400           727,594
                                                                      ----------
                                                                         727,594
                                                                      ----------


                                                               Small Cap Value-1

Small Cap Value Series
Statement of Net Assets (Continued)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Textiles, Apparel & Furniture-6.63%
*Furniture Brands International ..........             56,900         $1,586,088
 HON Industries ..........................             65,900          1,923,456
 Kellwood ................................             54,000          1,464,750
 Springs Industries-Class A ..............             19,300            841,963
 Wolverine World Wide ....................             72,600          1,016,400
                                                                      ----------
                                                                       6,832,657
                                                                      ----------
 Transportation & Shipping-4.18%
 Alexander & Baldwin .....................             34,600            767,688
*Mesaba Holdings .........................             61,500            782,203
*M.S. Carriers ...........................             41,400          1,227,769
 USFreightways ...........................             33,200          1,528,238
                                                                      ----------
                                                                       4,305,898
                                                                      ----------
 Utilities-1.50%
 California Water Service Group ..........             23,800            621,775
 Sierra Pacific Resources ................             25,300            920,288
                                                                      ----------
                                                                       1,542,063
                                                                      ----------
 Miscellaneous-1.08%
*Modis Professional Services .............             81,300          1,117,875
                                                                      ----------
                                                                       1,117,875
                                                                      ----------
 Total Common Stock
  (cost $88,304,985) .....................                            97,871,160
                                                                      ----------

                                                     Principal         Market
                                                       Amount           Value
REPURCHASE AGREEMENTS-5.00%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $894,000
   U.S. Treasury Notes 6.375% due 2/15/01,
   market value $907,710 and $447,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $459,454 and $383,000
   U.S. Treasury Notes 6.125% due 12/31/01
   market value $385,764) .........................    $1,710,000     $1,710,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $494,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $512,290
   and $447,000 U.S. Treasury Notes
   6.25% due 8/31/02, market value
   $460,863 and $309,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market value
   $309,282 and $447,000 U.S Treasury
   Notes 5.50% due 1/31/03,
   market value $451,520) .........................     1,699,000      1,699,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $422,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $436,826
   and $447,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $448,981 and $894,000 U.S. Treasury
   Notes 5.75% due 11/30/02,
   market value $894,421) .........................     1,743,000      1,743,000
                                                                      ----------
Total Repurchase Agreements
   (cost $5,152,000) ..............................                    5,152,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-99.92% (cost $93,456,985) ..........................     $103,023,160

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.08% ...............................           78,678
                                                                                          ------------

NET ASSETS APPLICABLE TO 6,160,046 SHARES ($0.01, PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $16.74 PER SHARE-100.00% ...........................................     $103,101,838
                                                                                          ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
   50,000,000 shares allocated to the Series ........................................     $ 92,856,763
Undistributed net investment income .................................................          502,333
Accumulated net realized gain on investments ........................................          176,567
Net unrealized appreciation of investments ..........................................        9,566,175
                                                                                          ------------
Total net assets ....................................................................     $103,101,838
                                                                                          ============

----------
*Non-income producing security for the period ended June 30, 1999.

                             See accompanying notes

                                                               Small Cap Value-2

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statement of Operations
For the Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends ...............................................           $   789,441
Interest ................................................               128,207
                                                                    -----------
                                                                        917,648
                                                                    -----------
EXPENSES:
Management fees .........................................               366,243
Accounting and administration ...........................                19,056
Professional fees .......................................                 6,050
Reports and statements to shareholders ..................                 3,750
Registration fees .......................................                 2,750
Custodian fees ..........................................                 2,591
Taxes (other than taxes on income) ......................                 1,980
Dividend disbursing and transfer agent
   fees and expenses ....................................                 1,400
Directors' fees .........................................                 1,313
Other ...................................................                 7,668
                                                                    -----------
                                                                        412,801
Less expenses paid indirectly ...........................                (1,124)
                                                                    -----------
Total expenses ..........................................               411,677
                                                                    -----------

NET INVESTMENT INCOME ...................................               505,971
                                                                    -----------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on investments ........................             1,511,718
Net change in unrealized appreciation /
   depreciation of investments ..........................             1,301,135
                                                                    -----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ..................................             2,812,853
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................           $ 3,318,824
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statements of Changes in Net Assets

                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                                -----------           --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ....................     $     505,971      $   1,245,041
Net realized gain (loss) on investments ..         1,511,718           (827,096)
Net change in unrealized appreciation /
   depreciation of investments ...........         1,301,135         (5,586,278)
                                               -------------      -------------
Net increase (decrease) in net assets
   resulting from operations .............         3,318,824         (5,168,333)
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................        (1,227,218)          (638,385)
Net realized gain on investments .........          (503,474)        (2,340,745)
                                               -------------      -------------
                                                  (1,730,692)        (2,979,130)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ................         8,489,139         34,478,733
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ...................         1,730,692          2,979,130
                                               -------------      -------------
                                                  10,219,831         37,457,863
Cost of shares repurchased ...............       (12,695,549)        (9,392,119)
                                               -------------      -------------
Increase (Decrease) in net assets derived
   from capital share transactions .......        (2,475,718)        28,065,744
                                               -------------      -------------

NET INCREASE (DECREASE)
   IN NET ASSETS .........................          (887,586)        19,918,281
                                               -------------      -------------

NET ASSETS:
Beginning of period ......................       103,989,424         84,071,143
                                               -------------      -------------
End of period ............................     $ 103,101,838      $ 103,989,424
                                               =============      =============

                             See accompanying notes


                                                               Small Cap Value-3

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                          Year Ended December 31,
                                                           (Unaudited)(1)    1998       1997         1996        1995         1994
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ......................   $16.450      $17.920     $14.500     $12.470      $10.290     $10.210

Income (loss) from investment operations:
Net investment income .....................................     0.083        0.196       0.122       0.112        0.192       0.148
Net realized and unrealized gain (loss) on investments ....     0.482       (1.036)      4.338       2.548        2.208      (0.068)
                                                              -------      -------     -------     -------      -------     -------
Total from investment operations ..........................     0.565       (0.840)      4.460       2.660        2.400       0.080
                                                              -------      -------     -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.195)      (0.135)     (0.110)     (0.180)      (0.150)       none
Distributions from net realized gain on investments .......    (0.080)      (0.495)     (0.930)     (0.450)      (0.070)       none
                                                              -------      -------     -------     -------      -------     -------
Total dividends and distributions .........................    (0.275)      (0.630)     (1.040)     (0.630)      (0.220)       none
                                                              -------      -------     -------     -------      -------     -------

Net asset value, end of period ............................   $16.740      $16.450     $17.920     $14.500      $12.470     $10.290
                                                              =======      =======     =======     =======      =======     =======

Total return ..............................................     3.69%       (4.79%)     32.91%      22.55%       23.85%       0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $103,101     $103,989     $84,071     $23,683      $11,929      $6,291
Ratio of expenses to average net assets ...................     0.85%        0.83%       0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.85%        0.85%       0.90%       0.99%        0.96%       1.41%
Ratio of net investment income to average net assets ......     1.04%        1.32%       1.24%       1.28%        2.13%       2.62%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     1.04%        1.30%       1.14%       1.09%        1.97%       2.01%
Portfolio turnover ........................................       49%          45%         41%         84%          71%         26%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                               Small Cap Value-4

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Small Cap Value Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Small Cap Value Series will make payments from net investment income and net realized gain on investments, if any, once a year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,124 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                               Small Cap Value-5

Small Cap Value Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                         Dividend disbursing
                   Investment              transfer agent,
                   management              accounting fees
                fee payable to           and other expenses
                      DMC                  payable to DSC
                --------------           ------------------
                    $72,985                     $3,408

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................................  $22,723,729
   Sales ...........................................  $25,784,150

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate        Aggregate
       Cost of        unrealized       unrealized       Net unrealized
     investments     appreciation     depreciation       appreciation
     -----------     ------------     ------------       ------------
     $93,456,985      $13,255,356     ($3,659,169)        $9,566,175

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

       Year of
     expiration
        2006
     ----------
     $807,647

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                           Shares issued upon
                                                                      reinvestment of distributions
                                                                           from net investment
                                                                         income and net realized           Shares         Net
                                                       Shares sold         gain on investments          repurchased     decrease
                                                       -----------    -----------------------------     -----------     --------
   Period ended June 30, 1999 ......................      543,769                118,948                 (822,801)      (160,084)
   Year ended December 31, 1998 ....................    2,030,407                175,656                 (578,317)     1,627,746

                                                               Small Cap Value-6

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Small Cap Value Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                          Shares          Shares Voted
                                           Voted            Withheld
                                            For            Authority     Abstain
                                         ---------         ---------     -------
   Jeffrey J. Nick ..............        6,181,225          121,968        --
   Walter P. Babich .............        6,179,529          123,665        --
   John H. Durham ...............        6,182,255          120,939        --
   Anthony D. Knerr .............        6,177,651          125,543        --
   Ann R. Leven .................        6,182,982          120,212        --
   Thomas F. Madison ............        6,183,345          119,848        --
   Charles E. Peck ..............        6,179,468          123,725        --
   Wayne A. Stork ...............        6,183,224          119,969        --
   Jan L. Yeomans ...............        6,183,345          119,848        --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,631,339    219,037     452,818

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3B. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,752,263    123,526     427,405

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,715,545    157,917     429,731

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,803    148,969     400,421

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,716,972    179,717     406,505

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,711,415    186,303     405,475

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,712,705    189,132     401,356

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,721,522    175,476     406,196

4. To approve a new investment management agreement with Delaware Management Company.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,541    132,979     416,674

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,887,197     63,700     352,296

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,750,960    120,330     431,904

                                                               Small Cap Value-7